Net Operating Revenue (Details) - Schedule of revenues earned are stated on a net basis - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gross operating revenue
Goods	R$ 59,510	R$ 45,550	R$ 39,436
Services rendered and others	174	111	100
Total	59,684	45,661	39,536
(-) Revenue deductions
Returns and sales cancellation	(109)	(76)	(73)
Taxes	(5,055)	(3,687)	(3,420)
Total	(5,164)	(3,763)	(3,493)
Net operating revenue	R$ 54,520	R$ 41,898	R$ 36,043